Stock-based Compensation (Schedule of Nonvested Shares of Restricted Common Stock Activity) (Details) - Class A shares [Member] - 2014 Restricted Share Plan [Member] - Restricted Stock [Member] - shares
			12 Months Ended
	Jul. 24, 2018	Jul. 20, 2018	Dec. 31, 2018
Summary of Restricted Common Stock Activity, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)			22,500
Vested (in shares)			(9,000)
Granted (in shares)	3,000	9,000	12,000
Ending balance (in shares)			25,500